Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000173736 | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.74%
C000173736 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.36%
C000173736 | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.58%
C000173736 | T-Mobile US, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.07%
C000173736 | Deutsche Telekom AG
Holdings [Line Items]
Percent of Net Asset Value	4.42%
C000173736 | The Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000173736 | HCA Healthcare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000173736 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000173736 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000173736 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000173736 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	27.49%
C000173736 | Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	24.29%
C000173736 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000173736 | Wireless Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.11%
C000173736 | Multi-Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.61%
C000173736 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000173736 | Transportation Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000173736 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000173736 | Water Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000173736 | Diversified Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000173736 | Industry: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.22%
C000173736 | United States
Holdings [Line Items]
Percent of Net Asset Value	58.54%
C000173736 | Canada
Holdings [Line Items]
Percent of Net Asset Value	11.83%
C000173736 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000173736 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.22%
C000173736 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.14%
C000173736 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000173736 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000173736 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C000173736 | France
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000173736 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000173736 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000173736 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.53%
C000173736 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000173735 | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.74%
C000173735 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.36%
C000173735 | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.58%
C000173735 | T-Mobile US, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.07%
C000173735 | Deutsche Telekom AG
Holdings [Line Items]
Percent of Net Asset Value	4.42%
C000173735 | The Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000173735 | HCA Healthcare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000173735 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000173735 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000173735 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000173735 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	27.49%
C000173735 | Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	24.29%
C000173735 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000173735 | Wireless Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.11%
C000173735 | Multi-Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.61%
C000173735 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000173735 | Transportation Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000173735 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000173735 | Water Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000173735 | Diversified Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000173735 | Industry: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.22%
C000173735 | United States
Holdings [Line Items]
Percent of Net Asset Value	58.54%
C000173735 | Canada
Holdings [Line Items]
Percent of Net Asset Value	11.83%
C000173735 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000173735 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.22%
C000173735 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.14%
C000173735 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000173735 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000173735 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C000173735 | France
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000173735 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000173735 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000173735 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.53%
C000173735 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000136015 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.15%
C000136015 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.53%
C000136015 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.29%
C000136015 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000136015 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000136015 | Paramount Global
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000136015 | Medtronic PLC
Holdings [Line Items]
Percent of Net Asset Value	3.04%
C000136015 | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000136015 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.83%
C000136015 | Tyson Foods, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.64%
C000136015 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.79%
C000136015 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.56%
C000136015 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	14.01%
C000136015 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.65%
C000136015 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.05%
C000136015 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.78%
C000136015 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.26%
C000136015 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.88%
C000136015 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000136015 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.09%)
C000109113 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.15%
C000109113 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.53%
C000109113 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.29%
C000109113 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000109113 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000109113 | Paramount Global
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000109113 | Medtronic PLC
Holdings [Line Items]
Percent of Net Asset Value	3.04%
C000109113 | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000109113 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.83%
C000109113 | Tyson Foods, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.64%
C000109113 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.79%
C000109113 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.56%
C000109113 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	14.01%
C000109113 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.65%
C000109113 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.05%
C000109113 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.78%
C000109113 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.26%
C000109113 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.88%
C000109113 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000109113 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.09%)